PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92 .3%
Basic Materials : 5 .8%
642,000
(1)(2)
ASP Unifrax Holdings,
Inc., 7.500%,
09/30/2029 $ 398,183
0.1
1,640,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,478,945
0.3
905,000
(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 796,441
0.1
1,640,000
(1)(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 1,354,738
0.3
1,660,000
(2)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 1,415,100
0.3
1,970,000
(2)
Constellium SE,
5.625%,
06/15/2028 1,856,534
0.3
1,350,000
(2)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 1,318,970
0.2
2,100,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,957,503
0.4
1,665,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 1,453,153
0.3
1,550,000
(2)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,415,972
0.3
1,600,000
(2)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 1,524,393
0.3
1,550,000
(2)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 1,302,859
0.2
1,800,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,577,538
0.3
300,000
(2)
Novelis Corp., 3.250%,
11/15/2026 271,883
0.0
1,725,000
(2)
Novelis Corp., 3.875%,
08/15/2031 1,421,455
0.3
685,000
(2)
Novelis Corp., 4.750%,
01/30/2030 609,419
0.1
1,750,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,551,458
0.3
1,200,000  Olin Corp., 5.000%,
02/01/2030 1,110,000
0.2
1,235,000  Olin Corp., 5.125%,
09/15/2027 1,178,843
0.2
1,425,000
(2)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 1,031,987
0.2
800,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 721,999
0.1
1,775,000
(2)
SPCM SA, 3.125%,
03/15/2027 1,593,423
0.3
1,600,000
(2)
Taseko Mines Ltd.,
7.000%,
02/15/2026 1,459,922
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,675,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 $ 776,195
0.1
1,775,000
(2)
Tronox, Inc., 4.625%,
03/15/2029 1,476,681
0.3
31,053,594
5.8
Communications : 13 .1%
1,170,000
(2)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 909,553
0.2
1,509,000
(2)
Altice France Holding
SA, 6.000%,
02/15/2028 737,487
0.1
2,300,000
(2)
Altice France SA/
France, 5.500%,
10/15/2029 1,647,127
0.3
1,000,000
(2)
Altice France SA/
France, 8.125%,
02/01/2027 867,027
0.2
2,220,000  AMC Networks, Inc.,
4.250%,
02/15/2029 1,195,908
0.2
1,396,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 917,599
0.2
2,500,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 1,891,995
0.4
3,600,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 2,877,954
0.5
2,050,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,869,887
0.4
2,000,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,864,540
0.4
650,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 634,355
0.1
460,000
(2)
CommScope
Technologies LLC,
5.000%,
03/15/2027 320,844
0.1
755,000
(2)
CommScope
Technologies LLC,
6.000%,
06/15/2025 704,675
0.1
955,000
(2)
CommScope, Inc.,
4.750%,
09/01/2029 753,839
0.1
1,510,000
(2)
CommScope, Inc.,
7.125%,
07/01/2028 1,074,078
0.2
966,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 939,161
0.2
604,000  CSC Holdings LLC,
5.250%,
06/01/2024 562,449
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,800,000
(2)
CSC Holdings LLC,
5.750%,
01/15/2030 $ 1,326,038
0.2
800,000
(2)
CSC Holdings LLC,
7.500%,
04/01/2028 457,210
0.1
1,900,000
(1)(2)
CSC Holdings LLC,
11.250%,
05/15/2028 1,844,739
0.3
2,480,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 2,248,889
0.4
1,550,000  DISH DBS Corp.,
5.125%,
06/01/2029 721,279
0.1
950,000
(2)
DISH DBS Corp.,
5.750%,
12/01/2028 708,376
0.1
750,000  DISH DBS Corp.,
7.375%,
07/01/2028 402,330
0.1
550,000
(2)
DISH Network Corp.,
11.750%,
11/15/2027 537,373
0.1
943,000  Embarq Corp., 7.995%,
06/01/2036 571,232
0.1
1,565,000
(2)
GCI LLC, 4.750%,
10/15/2028 1,336,166
0.3
2,292,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 1,521,642
0.3
1,300,000
(2)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 995,890
0.2
1,392,000
(2)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 1,203,085
0.2
736,000
(2)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 619,294
0.1
1,575,000
(2)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 1,477,912
0.3
1,200,000
(2)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 723,998
0.1
775,000
(2)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 787,054
0.1
2,440,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 2,243,800
0.4
1,340,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,144,909
0.2
1,264,000
(2)
Millennium Escrow
Corp., 6.625%,
08/01/2026 931,771
0.2
1,125,000
(4)
Paramount Global,
6.250%,
02/28/2057 858,361
0.2
1,453,000
(2)
Radiate Holdco LLC /
Radiate Finance, Inc.,
6.500%,
09/15/2028 850,005
0.2
670,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 600,542
0.1
4,030,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 3,743,064
0.7
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,207,000
(2)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 $ 831,851
0.2
2,625,000  Sprint LLC, 7.125%,
06/15/2024 2,650,838
0.5
1,500,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 1,285,331
0.2
930,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 751,090
0.1
1,030,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 874,820
0.2
975,000
(1)(2)
Uber Technologies, Inc.,
4.500%,
08/15/2029 899,216
0.2
1,400,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 1,428,402
0.3
625,000
(1)(2)
Univision
Communications, Inc.,
4.500%,
05/01/2029 537,664
0.1
2,425,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 2,347,592
0.4
1,175,000
(2)
Urban One, Inc.,
7.375%,
02/01/2028 1,024,847
0.2
1,770,000
(2)
Viasat, Inc., 5.625%,
09/15/2025 1,716,900
0.3
425,000
(2)
Viasat, Inc., 5.625%,
04/15/2027 397,188
0.1
715,000
(2)
Viasat, Inc., 6.500%,
07/15/2028 606,606
0.1
1,775,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 1,509,865
0.3
2,975,000
(2)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 2,605,974
0.5
1,950,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,623,499
0.3
1,679,000
(2)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 1,051,236
0.2
69,766,356
13.1
Consumer, Cyclical : 23 .8%
755,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 662,834
0.1
1,980,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 1,696,925
0.3
1,850,000
(2)
Academy Ltd., 6.000%,
11/15/2027 1,778,072
0.3
1,745,000
(1)(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,659,688
0.3
925,000
(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 940,428
0.2
2,100,000
(2)
Affinity Interactive,
6.875%,
12/15/2027 1,849,884
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
525,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 $ 443,978
0.1
1,960,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,913,450
0.4
2,360,000
(2)
American Airlines, Inc.,
7.250%,
02/15/2028 2,348,386
0.4
570,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 565,206
0.1
3,350,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 3,255,794
0.6
1,585,000
(2)
Arko Corp., 5.125%,
11/15/2029 1,289,739
0.2
1,250,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 1,147,339
0.2
1,185,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 1,054,306
0.2
1,590,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 1,357,248
0.3
2,225,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 2,005,017
0.4
345,000
(2)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 366,528
0.1
305,000
(2)(3)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 268,891
0.0
1,075,000
(2)
Brinker International,
Inc., 5.000%,
10/01/2024 1,049,523
0.2
755,000
(1)(2)
Brinker International,
Inc., 8.250%,
07/15/2030 744,604
0.1
2,130,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,861,856
0.3
1,625,000
(2)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 1,618,937
0.3
1,435,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,442,376
0.3
1,180,000
(2)
Carnival Corp., 4.000%,
08/01/2028 1,047,155
0.2
2,450,000
(1)(2)
Carnival Corp., 6.000%,
05/01/2029 2,189,735
0.4
1,755,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,704,438
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,960,000
(1)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 $ 1,844,043
0.3
490,000
(1)
Delta Air Lines, Inc.,
7.375%,
01/15/2026 511,257
0.1
1,950,000
(2)
Fertitta Entertainment
LLC / Fertitta
Entertainment Finance
Co., Inc., 6.750%,
01/15/2030 1,661,434
0.3
1,610,000
(2)
Foot Locker, Inc.,
4.000%,
10/01/2029 1,213,860
0.2
2,800,000
(1)
Ford Motor Co.,
6.100%,
08/19/2032 2,716,367
0.5
3,100,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 2,770,593
0.5
3,400,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 3,107,752
0.6
2,300,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 2,164,059
0.4
1,800,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 1,671,073
0.3
425,000
(2)
Gap, Inc., 3.625%,
10/01/2029 300,750
0.1
1,450,000
(2)
Gap, Inc., 3.875%,
10/01/2031 994,508
0.2
775,000
(2)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 779,216
0.1
2,220,000
(1)(2)
Hanesbrands, Inc.,
4.875%,
05/15/2026 2,075,336
0.4
1,695,000
(2)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 1,473,618
0.3
1,550,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,462,642
0.3
1,825,000
(2)
Interface, Inc., 5.500%,
12/01/2028 1,482,371
0.3
425,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 403,984
0.1
2,800,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 2,654,820
0.5
1,585,000
(2)
LBM Acquisition LLC,
6.250%,
01/15/2029 1,313,371
0.2
1,675,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 1,435,217
0.3
1,840,000
(2)
Lions Gate Capital
Holdings LLC, 5.500%,
04/15/2029 1,334,644
0.2
600,000  M/I Homes, Inc.,
3.950%,
02/15/2030 512,316
0.1
1,610,000  M/I Homes, Inc.,
4.950%,
02/01/2028 1,502,428
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
695,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 $ 500,539
0.1
480,000
(2)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 428,251
0.1
1,295,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 1,134,660
0.2
850,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 787,646
0.1
1,675,000
(2)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 1,391,636
0.3
850,000  MGM Resorts
International, 4.625%,
09/01/2026 802,431
0.1
850,000  MGM Resorts
International, 4.750%,
10/15/2028 772,653
0.1
1,545,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 1,419,870
0.3
460,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 447,978
0.1
1,450,000
(1)(2)
NCL Corp. Ltd.,
7.750%,
02/15/2029 1,378,529
0.3
350,000
(2)
NCL Corp. Ltd.,
8.375%,
02/01/2028 366,045
0.1
1,175,000
(1)(2)
NCL Finance Ltd.,
6.125%,
03/15/2028 1,058,580
0.2
1,855,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 1,926,743
0.4
4,420,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 4,137,556
0.8
519,000
(2)
Royal Caribbean
Cruises Ltd., 11.500%,
06/01/2025 551,126
0.1
1,060,000
(2)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 1,153,682
0.2
1,650,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 1,628,798
0.3
1,950,000  Sands China Ltd.,
5.625%,
08/08/2025 1,903,673
0.4
2,350,000  Sands China Ltd.,
5.900%,
08/08/2028 2,242,253
0.4
1,635,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,440,312
0.3
1,990,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,981,167
0.4
705,000
(2)
Scientific Games
International, Inc.,
8.625%,
07/01/2025 720,615
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,750,000  Shea Homes L.P. /
Shea Homes Funding
Corp., 4.750%,
04/01/2029 $ 1,521,877
0.3
2,125,000
(1)(2)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 1,781,926
0.3
570,000
(2)
SRS Distribution, Inc.,
6.000%,
12/01/2029 492,762
0.1
1,480,000
(2)
SRS Distribution, Inc.,
6.125%,
07/01/2029 1,280,107
0.2
2,255,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 2,026,760
0.4
1,550,000
(2)
STL Holding Co. LLC,
7.500%,
02/15/2026 1,426,746
0.3
1,790,000
(2)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 1,654,321
0.3
1,475,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,203,642
0.2
275,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 238,373
0.0
1,520,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,493,810
0.3
725,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 689,479
0.1
1,640,000
(2)
United Airlines, Inc.,
4.625%,
04/15/2029 1,495,791
0.3
2,140,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,969,378
0.4
755,000
(2)
Viking Cruises Ltd.,
13.000%,
05/15/2025 793,272
0.1
1,400,000
(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 1,128,585
0.2
1,480,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 1,343,226
0.3
1,565,000
(2)
William Carter Co.,
5.625%,
03/15/2027 1,519,989
0.3
2,675,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 2,537,084
0.5
295,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 290,550
0.1
845,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 824,552
0.2
1,475,000
(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 1,495,184
0.3
127,030,153
23.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 15 .3%
2,015,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 $ 1,928,879
0.4
1,760,000
(2)
ADT Security Corp.,
4.125%,
08/01/2029 1,522,127
0.3
1,200,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 1,039,926
0.2
600,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 554,514
0.1
1,350,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,313,280
0.2
400,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 6.000%,
06/01/2029 295,680
0.1
275,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 6.625%,
07/15/2026 261,314
0.0
825,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 9.750%,
07/15/2027 730,445
0.1
1,750,000
(2)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 1,627,937
0.3
1,575,000
(2)
AMN Healthcare, Inc.,
4.625%,
10/01/2027 1,459,374
0.3
720,000
(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 622,404
0.1
825,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 743,997
0.1
1,625,000
(2)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 969,215
0.2
945,000
(2)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 606,076
0.1
1,300,000
(2)
Bausch Health
Cos., Inc., 11.000%,
09/30/2028 926,640
0.2
1,675,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,687,345
0.3
2,200,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,994,135
0.4
905,000
(2)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 684,993
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,445,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 $ 1,139,761
0.2
1,280,000
(1)(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,129,220
0.2
900,000
(2)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 563,058
0.1
2,210,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 2,130,146
0.4
700,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 560,565
0.1
2,730,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 2,346,675
0.4
2,485,000  Encompass Health
Corp., 4.750%,
02/01/2030 2,265,591
0.4
525,000
(2)
Garda World Security
Corp., 6.000%,
06/01/2029 430,740
0.1
1,475,000
(2)
Garda World Security
Corp., 7.750%,
02/15/2028 1,465,694
0.3
1,545,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 1,517,020
0.3
702,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 678,464
0.1
1,000,000
(2)
IQVIA, Inc., 6.500%,
05/15/2030 1,011,123
0.2
2,170,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 1,938,265
0.4
1,132,000
(2)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 1,139,143
0.2
1,690,000
(2)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 1,523,341
0.3
2,020,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 1,757,417
0.3
2,260,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,963,328
0.4
1,475,000
(2)
ModivCare, Inc.,
5.875%,
11/15/2025 1,367,747
0.3
868,000
(1)(2)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 654,368
0.1
1,715,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,537,034
0.3
811,000  New Albertsons L.P.,
7.450%,
08/01/2029 821,859
0.2
2,755,000
(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 2,276,634
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,315,000
(2)
PECF USS Intermediate
Holding III Corp.,
8.000%,
11/15/2029 $ 741,173
0.1
900,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 856,537
0.2
1,250,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 1,107,779
0.2
1,260,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,105,567
0.2
2,440,000
(2)
Post Holdings, Inc.,
5.625%,
01/15/2028 2,348,184
0.4
2,425,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 2,275,248
0.4
1,765,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 1,514,255
0.3
1,610,000
(2)
Select Medical Corp.,
6.250%,
08/15/2026 1,584,255
0.3
1,620,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,299,790
0.2
1,545,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 1,413,257
0.3
1,475,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 1,333,971
0.3
1,580,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,510,143
0.3
2,665,000
(1)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 2,568,154
0.5
2,585,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 2,551,266
0.5
1,750,000
(1)
Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 1,621,064
0.3
1,775,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 1,525,186
0.3
1,559,000
(2)
United Natural
Foods, Inc., 6.750%,
10/15/2028 1,294,165
0.2
680,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 576,684
0.1
1,355,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 1,290,679
0.2
405,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 386,968
0.1
275,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 270,898
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,485,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 $ 1,480,181
0.3
680,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 622,505
0.1
1,195,000
(2)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 1,187,496
0.2
81,650,879
15.3
Energy : 12 .5%
1,315,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 1,223,187
0.2
1,590,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,534,885
0.3
920,000
(2)
Antero Resources
Corp., 5.375%,
03/01/2030 852,546
0.2
1,655,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 1,556,197
0.3
630,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 605,581
0.1
1,995,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,781,896
0.3
2,040,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 2,024,353
0.4
2,010,000
(2)
Civitas Resources, Inc.,
8.375%,
07/01/2028 2,035,226
0.4
1,750,000
(2)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 1,486,058
0.3
2,510,000
(2)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 2,357,919
0.4
2,650,000
(2)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 2,477,127
0.5
900,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 888,017
0.2
1,345,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 1,247,478
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
815,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 $ 716,014
0.1
1,500,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 1,294,152
0.2
1,920,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,856,112
0.3
1,880,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,708,134
0.3
1,645,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 1,602,123
0.3
3,230,000  EnLink Midstream LLC,
5.375%,
06/01/2029 3,080,163
0.6
590,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 572,890
0.1
1,780,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 1,685,867
0.3
945,000
(2)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 935,416
0.2
1,255,000
(2)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 1,096,230
0.2
1,160,000
(2)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 1,086,730
0.2
440,000
(2)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 407,515
0.1
870,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 788,636
0.1
955,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 870,587
0.2
980,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 877,224
0.2
2,178,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 2,072,356
0.4
2,115,000
(1)(2)
Matador Resources Co.,
6.875%,
04/15/2028 2,095,718
0.4
2,520,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 2,316,689
0.4
966,000  Murphy Oil Corp.,
5.875%,
12/01/2027 939,324
0.2
1,664,000  Murphy Oil Corp.,
6.375%,
07/15/2028 1,641,742
0.3
1,330,000
(2)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 1,308,388
0.2
1,450,000
(1)
Occidental Petroleum
Corp., 5.500%,
12/01/2025 1,432,847
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,040,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 $ 1,923,793
0.4
2,860,000  Southwestern
Energy Co., 5.375%,
02/01/2029 2,696,018
0.5
1,600,000
(2)
SunCoke Energy, Inc.,
4.875%,
06/30/2029 1,345,627
0.3
750,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 666,240
0.1
1,720,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,505,743
0.3
1,230,000
(2)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 1,228,838
0.2
1,226,875
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 1,211,815
0.2
230,000
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 235,106
0.0
1,050,000
(2)
Transocean, Inc.,
7.500%,
01/15/2026 998,639
0.2
700,000
(2)
Venture Global
Calcasieu Pass LLC,
3.875%,
08/15/2029 612,157
0.1
2,340,000
(2)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 2,015,621
0.4
975,000
(1)(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 991,336
0.2
975,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 984,270
0.2
66,870,530
12.5
Financial : 6 .5%
1,010,000
(1)
Ally Financial, Inc.,
5.750%,
11/20/2025 973,302
0.2
970,000  Ally Financial, Inc.,
6.700%,
02/14/2033 859,129
0.2
1,475,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,282,969
0.2
1,825,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,585,130
0.3
1,425,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,300,404
0.3
510,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 442,043
0.1
925,000
(2)
Freedom Mortgage
Corp., 8.250%,
04/15/2025 902,885
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,396,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 $ 1,137,470
0.2
650,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 516,772
0.1
1,370,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,220,923
0.2
1,650,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 1,248,869
0.2
1,900,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,600,349
0.3
2,100,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,705,410
0.3
1,490,000  Navient Corp., 4.875%,
03/15/2028 1,277,526
0.2
811,000
(1)
Navient Corp., 5.000%,
03/15/2027 726,269
0.1
283,000  Navient Corp., 7.250%,
09/25/2023 283,466
0.1
850,000  OneMain Finance
Corp., 4.000%,
09/15/2030 655,265
0.1
1,925,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,638,382
0.3
575,000  OneMain Finance
Corp., 7.125%,
03/15/2026 565,453
0.1
2,290,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 2,103,720
0.4
1,200,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 909,588
0.2
1,050,000
(2)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 786,815
0.2
2,060,000
(1)(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 2,082,928
0.4
350,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 321,440
0.1
1,525,000
(2)
RLJ Lodging Trust L.P.,
4.000%,
09/15/2029 1,278,539
0.2
755,000  Service Properties
Trust, 4.750%,
10/01/2026 656,333
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
755,000  Service Properties
Trust, 5.500%,
12/15/2027 $ 664,535
0.1
2,450,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 2,239,251
0.4
605,000
(2)
Uniti Group L.P. / Uniti
Fiber Holdings, Inc.
/ CSL Capital LLC,
6.000%,
01/15/2030 410,468
0.1
975,000
(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
6.500%,
02/15/2029 690,976
0.1
675,000
(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 670,250
0.1
1,970,000
(2)
XHR L.P., 4.875%,
06/01/2029 1,691,048
0.3
305,000
(2)
XHR L.P., 6.375%,
08/15/2025 299,713
0.1
34,727,620
6.5
Industrial : 11 .3%
2,300,000
(2)(3)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 1,866,740
0.3
1,085,000  Ball Corp., 3.125%,
09/15/2031 893,823
0.2
300,000  Ball Corp., 4.875%,
03/15/2026 292,084
0.1
920,000  Ball Corp., 6.875%,
03/15/2028 939,153
0.2
1,115,000
(2)
Bombardier, Inc.,
7.500%,
02/01/2029 1,103,376
0.2
1,315,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 1,313,462
0.2
1,600,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,516,683
0.3
2,485,000
(2)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 2,326,021
0.4
295,000
(1)(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 282,627
0.1
1,940,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,815,296
0.3
1,775,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,813,171
0.3
465,000
(2)
Chart Industries, Inc.,
9.500%,
01/01/2031 493,839
0.1
1,750,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,762,600
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,560,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 $ 1,548,300
0.3
2,430,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 2,169,990
0.4
2,315,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 2,120,814
0.4
1,810,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,620,595
0.3
525,000
(2)
GFL Environmental,
Inc., 4.250%,
06/01/2025 507,101
0.1
905,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 806,742
0.2
710,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 579,472
0.1
740,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 630,037
0.1
1,300,000
(1)(2)
GrafTech Finance, Inc.,
4.625%,
12/15/2028 1,057,449
0.2
1,905,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,628,975
0.3
1,580,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 1,594,128
0.3
2,335,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 2,033,132
0.4
775,000
(2)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 590,354
0.1
1,550,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,319,197
0.2
1,950,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,885,250
0.4
1,680,000
(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,703,100
0.3
1,685,000
(2)
PGT Innovations, Inc.,
4.375%,
10/01/2029 1,573,923
0.3
1,225,000
(2)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 1,099,019
0.2
1,075,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 1,020,960
0.2
1,600,000
(2)
Rolls-Royce PLC,
5.750%,
10/15/2027 1,566,159
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,075,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 $ 1,895,927
0.4
275,000
(2)
Sealed Air Corp.,
5.125%,
12/01/2024 272,002
0.0
910,000
(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 904,283
0.2
690,000
(2)
Sensata Technologies
BV, 5.000%,
10/01/2025 676,149
0.1
2,205,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,888,343
0.4
2,070,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 1,668,717
0.3
1,205,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 1,044,731
0.2
1,350,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 1,277,032
0.2
1,000,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 994,637
0.2
1,645,000
(1)
TransDigm, Inc.,
4.625%,
01/15/2029 1,465,247
0.3
1,325,000  TransDigm, Inc.,
5.500%,
11/15/2027 1,251,277
0.2
2,055,000  TransDigm, Inc.,
6.375%,
06/15/2026 2,030,827
0.4
1,525,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 1,374,696
0.3
60,217,440
11.3
Technology : 2 .7%
2,070,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,845,055
0.3
1,215,000
(2)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 1,062,450
0.2
1,170,000
(1)(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 1,001,403
0.2
1,085,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 1,041,195
0.2
725,000
(1)(2)
Entegris, Inc., 3.625%,
05/01/2029 625,486
0.1
1,264,000
(2)
McAfee Corp., 7.375%,
02/15/2030 1,100,384
0.2
3,100,000
(2)
NCR Corp., 5.125%,
04/15/2029 2,747,191
0.5
820,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 686,170
0.1
1,775,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,504,675
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,509,000
(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 $ 1,340,596
0.3
1,170,000
(2)
Rackspace Technology
Global, Inc., 5.375%,
12/01/2028 364,265
0.1
1,400,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 1,141,445
0.2
14,460,315
2.7
Utilities : 1 .3%
2,085,000
(2)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 1,860,402
0.4
1,565,000  TransAlta Corp.,
7.750%,
11/15/2029 1,612,740
0.3
1,025,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 898,779
0.2
1,125,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,083,538
0.2
1,375,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 1,319,144
0.2
6,774,603
1.3
Total Corporate Bonds/
Notes
(Cost $526,174,447)
492,551,490
92.3
BANK LOANS : 0 .8%
Communications : 0 .2%
1,132,000  AP Core Holdings II,
LLC, High-Yield Term
Loan B2, 10.717%,
(TSFR1M+5.500%),
09/01/2027 1,083,183
0.2
Financial : 0 .3%
1,555,000  HUB International
Limited, 2023 Term
Loan B, 9.369%,
(TSFR1M+4.250%),
06/30/2030 1,559,682
0.3
Lodging & Casinos : 0 .1%
906,000  Hilton Domestic
Operating Company,
Inc., 2019 Term
Loan B2, 6.939%,
(TSFR1M+1.750%),
06/22/2026 906,154
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Radio & Television : 0 .2%
972,481  Clear Channel Outdoor
Holdings, Inc., Term
Loan B, 8.807%,
(US0003M+3.500%),
08/21/2026 $ 931,671
0.2
Total Bank Loans
(Cost $4,473,682)
4,480,690
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0 .1%
Consumer Staples : 0 .1%
20,000
(5)
Southeastern Grocers,
Inc.
440,000
0.1
Total Common Stock
(Cost $140,997)
440,000
0.1
Total Long-Term
Investments
(Cost $530,789,126)
497,472,180
93.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 11 .3%
Commercial Paper : 4 .9%
1,500,000
Duke Energy,
5.340
%,
07/12/2023 1,497,370
0.3
1,400,000
EIDP Inc.,
5.350
%,
09/05/2023 1,386,386
0.3
3,000,000  Enbridge (US) Inc.,
5.580
%,
07/19/2023 2,991,318
0.6
5,000,000
Entergy Corp.,
5.300
%,
07/05/2023 4,996,370
0.9
2,200,000
Fiserv, Inc.,
5.310
%,
07/07/2023 2,197,763
0.4
5,000,000
HP, Inc.,
5.380
%,
07/17/2023 4,987,503
0.9
2,700,000  Parker-Hannifin Corp.,
5.960
%,
10/05/2023 2,657,929
0.5
5,500,000  Virgina Electric,
5.340
%,
07/06/2023 5,495,172
1.0
Total Commercial Paper
(Cost $26,215,181)
26,209,811
4.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 6 .4%
3,841,361
(6)
Bank of America
Inc., Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $3,842,959,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $3,918,188, due
04/01/35-09/01/61)
$ 3,841,361
0.7
3,006,543
(6)
Bethesda Securities,
LLC, Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $3,007,818,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $3,066,674, due
08/01/28-02/01/53)
3,006,543
0.6
7,957,514
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2023, 5.080%,
due 07/03/2023
(Repurchase
Amount $7,960,837,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$8,116,664, due
10/13/23-02/20/73)
7,957,514
1.5
7,954,419
(6)
Citadel Securities LLC,
Repurchase Agreement
dated 06/30/2023,
5.110%, due 07/03/2023
(Repurchase
Amount $7,957,760,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$8,116,967, due
07/15/23-02/15/53)
7,954,419
1.5
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
3,090,683
(6)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $3,091,994,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.145%, Market
Value plus accrued
interest $3,153,852, due
06/26/26-03/20/73)
$ 3,090,683
0.6
8,119,912
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $8,123,289,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$8,282,310, due
07/31/23-05/20/53)
8,119,912
1.5
Total Repurchase
Agreements
(Cost $33,970,432)
33,970,432
6.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .1%
Mutual Funds: 0.1%
712,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $712,000)
712,000
0.1
Total Short-Term
Investments
(Cost $60,897,613)
60,892,243
11.4
Total Investments in
Securities
(Cost $591,686,739) $ 558,364,423 104.6
Liabilities in Excess of
Other Assets
(24,789,299) (4.6)
Net Assets $ 533,575,124 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Consumer Staples $ — $ — $ 440,000 $ 440,000
Total Common Stock — — 440,000 440,000
Corporate Bonds/Notes — 492,551,490 — 492,551,490
Bank Loans — 4,480,690 — 4,480,690
Short-Term Investments 712,000 60,180,243 — 60,892,243
Total Investments, at fair value $ 712,000 $ 557,212,423 $ 440,000 $ 558,364,423
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,766,983
Gross Unrealized Depreciation (35,089,299)
Net Unrealized Depreciation $ (33,322,316)